SHARE OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2024
SHARE OPTION PLANS
Schedule of stock option activity
	Number Outstanding	Exercise Price Per Share	Weighted- Average Exercise Price
Outstanding as of September 30, 2022	10,300,000	$0.15 – 0.20	$0.15
Granted	-	-	-
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of September 30, 2023	10,300,000	$0.15 – 0.20	$0.15
Granted	-	-	-
Exercised	1,100,000	0.15 – 0.20	-
Options forfeited/cancelled	9,200,000	-	-
Outstanding as of September 30, 2024	-	$-	$-

Schedule of shares of common stock issuable upon exercise of options outstanding
	Share Options Outstanding/ Exercisable
	Range of Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)
September 30, 2024	$-	-	-
September 30, 2023	$0.15-$0.20	10,300,000	0.66
September 30, 2022	$0.15-$0.20	10,300,000	1.66